As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES—INVESTMENT GRADE—17.8% OF NET ASSETS
	Certificate-Backed Obligations ("CBO")—0.5%
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.140% 7/5/36 (a)	2,310,000
	Collateralized Debt Obligations ("CDO")—14.0%
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41	882,700
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41	354,050
2,993,760	Broderick CDO Ltd. 2007-3A D, 9.160% 12/6/50 (a)	2,933,885
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51	2,820,000
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.660% 11/25/51 (a)	1,600,000
3,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)	2,867,220
3,000,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)	2,730,000
2,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)	1,966,760
4,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)	3,740,000
4,814,599	Lexington Capital Funding Ltd. 2007-3A F, 8.850% 4/10/47 (a)	4,670,161
4,000,000	Libertas Preferred Funding Ltd. 2007-3A 7, 13.099% 4/9/47 (a)	3,380,000
5,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	4,812,500
4,063,728	Millstone III-A CDO Ltd., 4.300% 7/5/46	3,901,179
3,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	2,812,500
1,974,867	Norma CDO Ltd. 2007-1A E, 9.760% 3/11/49 (a)	1,579,894
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	1,800,000
1,956,429	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	1,839,689
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)	972,500
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	5,786,400
4,813,804	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	4,736,783
2,983,246	Tahoma CDO Ltd. 2006-1A D, 9.010% 6/18/47 (a)	2,744,586
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/15/47 (a)	930,000
2,000,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,600,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	1,976,600

		$63,437,407

	Equipment Leases—1.5%
6,554,637	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	6,652,956
	Home Equity Loans (Non-High Loan-To-Value)—1.8%
1,667,000	ACE Securities Corp. 2004-HE1 M5, 7.270% 3/25/34	1,416,950
1,893,457	Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34	1,372,756
2,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	1,934,496
190,903	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	106,715
390,644	Meritage Asset Holdings 2004-2 N6, 9.000% 1/25/35 (a)	289,077
1,617,061	Soundview Trust 2005-1N N2, 6.413% 4/25/35 (a)	1,293,649
2,200,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	2,037,640

		$8,451,283

Total Asset-Backed Securities—Investment Grade (cost $83,575,289)		$80,851,646

ASSET-BACKED SECURITIES BELOW INVESTMENT GRADE OR UNRATED—38.3% OF NET ASSETS
	Collateralized Debt Obligations ("CDO")—17.6%
2,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)	1,980,000
3,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	2,070,000
4,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	1,560,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)	2,850,000
2,000,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	1,890,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.350% 10/9/41 (a)	1,950,000
4,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	3,890,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	660,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	4,450,000
4,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	3,360,000
3,000,000	Equinox Funding 1A D, 12.259% 11/15/12 (a)	1,680,000
5,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	4,996,000
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	1,525,000
2,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	1,460,000
4,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	4,000,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
15,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	7,050,000
1,995,244	Knollwood CDO Ltd. 2006-2A E, 11.355% 7/13/46 (a)	1,616,148
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	2,640,000
6,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	4,920,000
1,000,000	MAC Capital Ltd. 2007-1A B2L, 9.620% 7/26/23	1,000,000
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	4,825,000
2,769,665	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	2,767,256
2,000,000	Rockwall CDO 2007-1A B2L, 9.617% 8/1/24	2,000,000
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,941,600
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41	1,941,600
2,000,000	Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)	1,530,000
5,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	4,735,000
5,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	4,600,000

		$79,887,604

	Collateralized Loan Obligations ("CLO")—4.6%
3,250,000	Babson CLO Ltd. 2005-2A, 10.000% 7/20/19	3,022,500
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	967,790
1,850,000	Flagship CLO 2005-4I, 15.000% 6/1/17	1,670,642
2,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)	1,950,000
3,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21	2,790,000
2,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	1,924,220
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	2,910,000
3,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	2,917,500
2,000,000	Telos CLO Ltd. 2007-2A, 10.000% 4/15/22	1,900,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22	975,000

		$21,027,652

	Equipment Leases—5.9%
8,480,190	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23	636,014
7,498,559	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	1,649,683
6,341,288	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)	475,597
9,000,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	6,637,500
8,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	5,535,000
3,585,626	Aviation Capital Group Trust 2000-1A C1, 7.270% 11/15/25 (a)	1,254,969
2,179,092	Aviation Capital Group Trust 2000-1I D1, 8.500% 11/15/25 (a)	1,111,337
1,881,847	DVI Receivables Corp. 1999-2 A4, 7.220% 11/13/07	771,557
2,100,666	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	1,302,413
1,931,654	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)	1,419,766
790,118	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	39,506
3,160,473	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	158,024
5,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	2,143,750
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)	3,589,740

		$26,724,856

	Home Equity Loans (Non-High Loan-To-Value)—10.2%
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	1,300,000
3,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	1,440,000
2,649,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)	927,150
5,851,000	Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.320% 6/25/35 (a)	3,569,110
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,300,000
2,596,878	Equifirst Mortgage Loan Trust 2004-3 N3, 7.869% 12/25/34 (a)	1,850,276
700,000	Fremont Home Loan Trust 2004-4 N4, 8.000% 3/25/35 (a)	684,467
3,000,000	Fremont Home Loan Trust 2005-2 B3, 8.070% 6/25/35 (a)	2,340,000
8,500,000	Indymac Residential Asset-Backed Trust 2005-B M11, 8.820% 8/25/35 (a)	6,651,250
7,000,000	Indymac Residential Asset-Backed Trust 2005-C M11, 7.820% 10/25/35	4,900,000
2,000,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)	1,300,000
4,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	2,520,000
6,102,000	New Century Home Equity Loan Trust 2006-2 M10, 7.320% 8/25/36	4,881,600
5,375,000	Soundview Home Equity Loan Trust 2005-A B2, 8.320% 4/25/35 (a)	3,440,000
202,163	Soundview Trust 2004-WMC1 N3, 9.000% 1/25/35 (a)	200,046
850,000	Soundview Trust 2004-WMC1 N4, 9.000% 1/25/35 (a)	841,101
1,500,000	Soundview Trust 2005-1N N3, 8.500% 4/25/35 (a)	600,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
4,000,000	Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)	1,480,000
12,798,000	Terwin Mortgage Trust 2006-R2 A, 2.351% 12/25/36 (a)	4,607,280
7,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	1,400,000

		$46,232,280

Total Asset-Backed Securities—Below Investment Grade or Unrated (cost $211,896,971)		$173,872,392

CORPORATE BONDS—INVESTMENT GRADE—5.7% OF NET ASSETS
	Finance—0.5%

2,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	1,990,000

	Special Purpose Entities—5.2%
2,000,000	Canal Pointe II LLC, 8.838% 6/25/14 (a)	1,990,000
5,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)	5,019,500
3,000,000	FIPT 07-C JPM Class B, 8.125% 5/15/77 (a)	3,061,140
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.775% 7/30/31 (a)	2,670,000
2,000,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)	2,000,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
6,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)	6,000,000

		$23,740,640

Total Corporate Bonds—Investment Grade ($25,743,499)		$25,730,640

CORPORATE BONDS—BELOW INVESTMENT GRADE OR UNRATED—31.8% OF NET ASSETS
	Agriculture—0.5%
2,075,000	Eurofresh Inc., 11.500% 1/15/13 (a)	2,064,625
	Apparel—1.2%
5,398,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	5,451,980
	Automotive—3.3%
3,275,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	3,053,938
2,325,000	Dana Corp., 1/15/15 in default (c)	2,232,000
1,000,000	Dana Corp., 3/15/10 in default (c)	1,005,000
2,850,000	Dura Operating Corp., 4/15/12 in default (c)	1,852,500
2,775,000	Ford Motor Company, 7.450% 7/16/31	2,216,531
275,000	Ford Motor Company, 9.980% 2/15/47	252,312
4,472,000	Metaldyne Corp., 11.000% 6/15/12	4,561,440

		$15,173,721

	Basic Materials—2.9%
4,500,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	4,567,500
3,720,000	Key Plastics LLC, 11.750% 3/15/13 (a)	3,692,100
1,175,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,011,969
3,775,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,812,750

		$13,084,319

	Building & Construction—0.5%
1,475,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,325,656
1,300,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,022,775

		$2,348,431

	Communications—0.2%
1,000,000	CCH I Holdings LLC, 11.000% 10/1/15	982,500
	Consulting Services—1.0%
4,400,000	MSX International Inc., 12.500% 4/1/12 (a)	4,466,000
	Consumer Goods—0.3%
1,425,000	Spectrum Brands Inc., Zero Coupon Bond 10/2/13	1,325,250
	Entertainment—1.0%
3,125,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	2,671,875
2,050,000	Six Flags Inc., 9.625% 6/1/14	1,901,375

		$4,573,250

	Finance—1.1%
3,065,000	Advanta Capital Trust I, 8.990% 12/17/26	3,034,350
2,000,000	Asure Float, 11.110% 12/31/35	1,957,500

		$4,991,850

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Food—0.4%
2,075,000	Merisant Co., 9.500% 7/15/13	1,826,000
	Garden Products—0.3%
1,425,000	Ames True Temper, 10.000% 7/15/12	1,346,625
	Health Care—0.4%
5,525,000	Insight Health Services Corp., 11/1/11 in default (c)	1,657,500
	Human Resources—0.3%
1,126,000	Comforce Operating Inc., 12.000% 12/1/10	1,156,965
	Industrials—1.8%
3,425,000	Advanced Lighting Technologies, 11.000% 3/31/09	3,425,000
475,000	Blaze Recycling & Metals LLC, 10.875% 7/15/12 (a)	475,000
1,925,000	Home Products Inc., Zero Coupon Bond 3/20/17	393,951
1,825,000	Masonite Corporation, 11.000% 4/6/15	1,688,125
1,300,000	Port Townsend Paper Corp., 4/15/11 in default (a) (c)	572,000
1,800,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,800,000

		$8,354,076

	Manufacturing—2.8%
4,978,000	BGF Industries Inc., 10.250% 1/15/09	4,778,880
3,650,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,376,250
1,631,000	Propex Fabrics Inc., 10.000% 12/1/12	1,459,745
4,750,000	MAAX Corp., 9.750% 6/15/12	3,111,250

		$12,726,125

	Metals & Mining—0.1%
525,000	Altos Hornos de Mexico SA de CV, 4/30/07 in default (c) *	397,688
	Oil & Natural Gas—0.4%
1,800,000	Seametric International, 11.625% 5/25/12 (a)	1,768,500
	Real Estate—0.8%
4,250,000	Realogy Corp., 12.375% 4/15/15 (a)	3,878,125
	Retail—1.7%
1,486,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,530,580
3,225,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,805,750
3,875,000	VICORP Restaurants, Inc., 10.500% 4/15/11	3,196,875

		$7,533,205

	Special Purpose Entities—7.3%
1,875,444	Antares Funding LP, 13.413% 12/14/11 (a)	2,025,480
3,500,000	Eirles Two Ltd. 262, 10.855% 8/3/21	3,482,500
3,500,000	Eirles Two Ltd. 263, 13.355% 8/3/21	3,473,750
776,000	Interactive Health LLC, 7.250% 4/1/11 (a)	665,420
5,000,000	MM Community Funding II Ltd., Zero Coupon Bond 12/15/31 (a)	2,550,000
87,400	PCA Finance Corp., 14.000% 6/1/09 (a)	88,711
4,625,000	PNA Intermediate Holding Corp., 12.360% 2/15/13 (a)	4,671,250
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)	830,000
1,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	827,470
1,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	880,000
1,000,000	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)	957,500
4,600,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	4,278,000
3,800,000	Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)	3,600,500
2,000,000	Preferred Term Securities XXIV, Ltd.,10.000% 3/22/37 (a)	1,979,740
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	976,960
2,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	2,000,000

		$33,287,281

	Telecommunications—1.5%
3,000,000	Primus Telecommunications GP, 8.000% 1/15/14	2,175,000
2,575,000	Securus Technologies Inc., 11.000% 9/1/11	2,578,219
1,875,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,830,937

		$6,584,156

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Tobacco—0.6%
425,000	North Atlantic Trading Co., 9.250% 3/1/12	357,000
2,566,500	North Atlantic Trading Co., 10.000% 3/1/12 (a)	2,566,500

		$2,923,500

	Transportation—1.4%
2,400,000	Atlantic Express Transportation, 12.609% 4/15/12 (a)	2,436,000
2,890,000	Sea Containers Ltd., 10/15/06 in default (c) *	2,687,700
1,134,500	Sea Containers Ltd., 10/15/06 in default (c) *	1,055,085

		$6,178,785

Total Corporate Bonds—Below Investment Grade or Unrated ($144,105,138)		$144,080,457

MORTGAGE-BACKED SECURITIES—INVESTMENT GRADE—6.2% OF NET ASSETS
	Collateralized Mortgage Obligations—6.2%
2,000,000	Countrywide Asset-Backed Certificates 2007-SD1 M5, 5.000% 3/25/47 (a)	1,480,000
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	978,000
7,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 2.237% 9/27/35 (a)	6,860,000
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.828% 6/25/35 interest-only strips	3,820,701
4,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.820% 8/25/35	3,000,000
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	2,250,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 1.764% 12/25/45 interest-only strips	1,848,035
4,788,346	Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)	4,357,395
1,720,000	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	1,575,553
2,500,000	Structured Asset Investment Loan Trust 2005-HE1 B1, 7.820% 7/25/35	1,994,450

Total Mortgage-Backed Securities—Investment Grade ($31,129,093)		$28,164,134

MORTGAGE-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—13.4% OF NET ASSETS
	Collateralized Mortgage Obligations—13.4%
1,995,725	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	458,777
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	1,894,710
3,317,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.570% 1/25/35 (a)	2,023,370
4,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	2,240,000
4,826,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.320% 12/25/35 (a)	3,378,200
3,100,000	First Franklin Trust 2004-FFH4 N4, 8.000% 1/21/35 (a)	868,000
6,450,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	4,160,250
14,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	8,050,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	1,116,600
5,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	2,068,750
3,947,392	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	2,427,646
4,172,464	Harborview Mortgage Loan Trust 2006-CB1 2B5, 7.070% 3/25/36	2,336,580
1,995,758	Harborview Mortgage Loan Trust 2006-CB1 2B6, 7.070% 3/25/36	344,268
	Harborview Mortgage 2006-14 ES, 0.348% interest-only strips	1,010,511
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
6,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	3,360,000
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.828% 4/25/35 (a)	1,530,000
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.368% 8/25/35 (a)	2,638,160
5,000,000	Long Beach Mortgage Loan Trust 2006-2 B, 7.820% 3/25/36 (a)	3,400,000
7,022,000	Merrill Lynch Mortgage Investors Inc.2006-SL1 B5, 7.500% 9/25/36 (a)	4,915,400
4,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.820% 7/25/35 (a)	2,700,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	1,970,000
5,992,356	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	4,621,844
2,962,129	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	277,463
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,160,000

Total Mortgage-Backed Securities—Below Investment Grade or Unrated (cost $72,413,679)		$60,735,909

COMMON STOCKS—14.8% OF NET ASSETS
	Basic Materials—1.1%
7,400	Cytec Industries Inc.	471,898

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
119,000	Horsehead Holdings (c)	1,993,250
4,200	Mittal Steel Company N.V. (d)	262,080
18,100	RTI International Metals, Inc. (c)	1,364,197
2,700	Tenaris S.A.	132,192
18,500	Zoltek Companies, Inc. (c) (d)	768,304

		$4,991,921

	Commercial Services—0.2%
84,400	NNN Realty Advisors	932,620
	Communications—0.3%
20,700	Citizens Communications Company	316,089
9,400	FairPoint Communications, Inc.	166,850
66,000	Windstream Corporation	974,160

		$1,457,099

	Consumer Products—1.6%
29,000	B&G Foods, Inc.	382,800
18,500	Best Buy Co., Inc.	863,395
27,100	Brookdale Senior Living, Inc.	1,234,947
57,000	Delphi Corporation (c)	135,164
51,200	Eddie Bauer Holdings, Inc. (c)	657,920
21,445	Famous Dave's of America, Inc. (c)	477,151
138,800	Hawaiian Holdings, Inc. (c)	506,620
15,758	Home Products (c)	63,032
63,400	LJ International Inc. (c)	688,530
13,700	Macquarie Infrastructure Company Trust	568,276
7,000	Regal Entertainment Group	153,510
100	Sanderson Farms, Inc. (d)	4,502
68,500	The Wet Seal, Inc. (c)	411,685
30,000	Titan International, Inc.	948,300

		$7,095,832

	Energy—1.4%
22,400	Alpha Natural Resources, Inc. (c)	465,696
13,300	Comstock Resources, Inc. (c)	398,601
13,400	Enterprise Products Partners L.P.	426,254
174,300	Evergreen Energy Inc. (c)	1,051,029
14,700	Fording Canadian Coal Trust	482,454
10,900	Helix Energy Solutions Group, Inc. (c)	435,019
5,100	Kinder Morgan Energy Partners, L.P.	281,469
11,600	Legacy Reserves LP	312,620
2,900	Magellan Midstream Partners, L.P.	135,082
4,200	NuStar Energy L.P.	287,700
800	Oceaneering International, Inc. (c)	42,112
21,200	PetroQuest Energy, Inc. (c)	308,248
138,400	Pinnacle Gas Resources, Inc. (c)	1,078,136
14,300	Williams Partners L.P.	690,404

		$6,394,824

	Financials—6.6%
14,900	American Capital Strategies, Ltd.	633,548
45,800	American Financial Realty Trust	472,656
47,800	BRT Realty Trust	1,243,278
29,200	Capital Lease Funding, Inc.	313,900
87,000	CastlePoint Holdings, Ltd.	1,278,030
135,000	Compass Diversified Trust	2,407,050
41,600	Cypress Sharpridge	436,800
83,200	FBR Capital Markets Corporation (c)	1,406,080
42,400	Fortress Investment Group LLC	1,009,968
350,000	FSI Realty REG D (a)(c)	3,500,000
35,000	FSI Realty Trust (c)	350,000
68,700	Hercules Technology Growth Capital, Inc.	928,137
39,500	JER Investors Trust Inc.	592,500
36,200	KKR Financial Corp.	901,742

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
203,900	Luminent Mortgage Capital, Inc.	2,057,351
48,800	Maiden Holdings (c)	488,000
32,100	Medical Properties Trust, Inc.	424,683
337,300	Meruelo Maddux Properties, Inc. (c)	2,752,368
52,941	Mid Country (a)(c)	899,997
173,800	Muni Funding Co (c)	1,738,000
27,200	NGP Capital Resources Company	454,784
58,700	PennantPark Investment Corp.	824,148
59,300	RAIT Financial Trust	1,542,986
82,300	Resource Capital Corp.	1,150,554
90,500	Star Asia Fin Ltd. (c)	995,500
74,800	Technology Investment Capital Corp.	1,181,092

		$29,983,152

	Industrials—1.1%
106,200	Aries Maritime Transport Limited	1,033,326
7,700	McDermott International, Inc. (c)	640,024
58,400	Orion Marine Group (c)	788,400
35,500	Owens Corning (c)	1,193,865
48,800	Quintana Maritime Limited	772,016
9,600	Ship Finance International Limited	284,928

		$4,712,559

	Technology—2.5%
309,000	Banctec Inc. (a)(c)	2,472,000
29,500	Cascade Microtech, Inc. (c)	353,705
177,800	Cirrus Logic, Inc. (c)	1,475,740
39,800	Infocrossing, Inc. (c)	735,106
197,827	InPhonic, Inc. (c)	925,811
37,700	Micron Technology, Inc. (c)	472,382
197,300	Ness Technologies, Inc. (c)	2,566,873
71,400	Optimal Group Inc. (c)	539,070
22,500	Parametric Technology Corporation (c)	486,225
76,100	Spansion Inc. (c)	844,710
59,062	Taiwan Semiconductor Manufacturing Company Ltd.	657,360

		$11,528,982

Total Common Stocks (cost $65,701,319)		$67,096,989

PREFERRED STOCKS—6.2% OF NET ASSETS
40,000	Baker Street Funding (a)	3,680,000
21,500	Baker Street Funding 2006-1 (a)	2,010,250
2,000	Centurion VII (a)(c)	1,515,000
3,000	Credit Genesis CLO 2005 (a)	2,955,000
1,000	Global Leveraged (a)(c)	920,000
9	Harborview 2006-8 (c)	1
67,000	Indymac Indx CI-1 Corp. (a)(c)	1,820,859
2,000	Marquette Park CLO (a)	1,880,000
3,150	Motient Corporation	2,772,000
20,000	Mountain View Funding (a)	1,840,000
40,000	Mountain View Funding (a)	3,880,000
2,000	Rockwall CDO (a)(c)	1,970,000
3,500	WEBS CDO 2006-1 PS (a)	2,712,500

Total Preferred Stocks (cost $28,468,609)		$27,955,610

EURODOLLAR TIME DEPOSITS—1.7% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar
	time deposits dated June 29, 2007 4.050%

	maturing at $7,820,000 on July 2, 2007.	$7,820,000

Total Investments—135.9% of Net Assets (cost $670,853,597)		$616,307,777

Other Assets and Liabilities, net—(35.9%) of Net Assets		(162,678,532)

Net Assets		$453,629,245

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Call Options Written

June 30, 2007

Number of Contracts	Common Stooks/Expiration Date/Exercise Price	Value (b)
42	Mittal Steel Company N.V./July 2007/65	3,780
1	Sanderson Farms, Inc./July 2007/45	130
19	Zoltek Companies, Inc./July 2007/45	1,235

Total Call Options Written (Premiums Received $12, 840)		$5,145

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.
(b)	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securities are classified as a Yankee Bond, which are a U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund's investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of each Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Certain debt securities held by the Funds are valued on the basis of prices provided by primary market dealers. The prices provided by primary market dealers may differ from the value that would be realized if the securities were sold.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK Multi-Sector High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	August 29, 2007